Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Regulatory assets:
Total regulatory assets	CAD 3,051	CAD 3,231
Total regulatory assets	3,051	3,231
Less: current portion	36	31
Regulatory assets	3,015	3,200
Regulatory liabilities:
Total regulatory liabilities	255	215
Total regulatory liabilities	255	215
Less: current portion	19	47
Regulatory liabilities	236	168
Deferred Income Tax Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	1,445	1,327
Total regulatory assets	1,445	1,327
Pension Benefit Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	952	1,236
Total regulatory assets	952	1,236
Post-Retirement and Post-Employment Benefits [Member]
Regulatory assets:
Total regulatory assets	240	273
Total regulatory assets	240	273
Environmental [Member]
Regulatory assets:
Total regulatory assets	207	239
Total regulatory assets	207	239
RSVA [Member]
Regulatory assets:
Total regulatory assets	110	11
Total regulatory assets	110	11
Pension Cost Variance [Member]
Regulatory assets:
Total regulatory assets	37	90
Total regulatory assets	37	90
2015 - 2017 Rate Rider [Member]
Regulatory assets:
Total regulatory assets	20
Total regulatory assets	20
Share-Based Compensation [Member]
Regulatory assets:
Total regulatory assets	10
Total regulatory assets	10
DSC Exemption [Member]
Regulatory assets:
Total regulatory assets	10	16
Total regulatory assets	10	16
B2M LP Start-Up Costs [Member]
Regulatory assets:
Total regulatory assets	8
Total regulatory assets	8
OEB Cost Assessment Differential [Member]
Regulatory assets:
Total regulatory assets		12
Total regulatory assets		12
Other Regulatory Assets [Member]
Regulatory assets:
Total regulatory assets	12	27
Total regulatory assets	12	27
External Revenue Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	87	54
Total regulatory liabilities	87	54
Green Energy Expenditure Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	76	83
Total regulatory liabilities	76	83
CDM Deferral Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	53	25
Total regulatory liabilities	53	25
Deferred Income Tax Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	23	21
Total regulatory liabilities	23	21
PST Savings Deferral [Member]
Regulatory liabilities:
Total regulatory liabilities	4	19
Total regulatory liabilities	4	19
Other Regulatory Liabilities [Member]
Regulatory liabilities:
Total regulatory liabilities	12	13
Total regulatory liabilities	CAD 12	CAD 13